Capital Structure - Debt maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Total debt outstanding by maturity:
2019	$ 317
2020	0
2021	250
2022	0
2023	750
Thereafter	5,191
Total long-term debt principal	$ 6,508	$ 6,408